Other Operating Expenses - Additional Information (Detail) $ in Millions	12 Months Ended
	Jan. 31, 2021 CAD ($) Employees	Jan. 31, 2020 CAD ($)
Other operating expenses (income) [Line Items]
Provisions	$ 10.4
Number of employees | Employees	650
Restructuring costs	$ 37.3	$ 2.4
Gain on disposal of a property	12.7
COVID19 Pandemic [Member]
Other operating expenses (income) [Line Items]
Restructuring costs	7.5
Other Provision [member]
Other operating expenses (income) [Line Items]
Provisions	4.3
Other Provision [member] | Patent infringement litigation cases [member]
Other operating expenses (income) [Line Items]
Provisions	$ 4.0	$ 40.5